AIG SERIES TRUST

                            2010 HIGH WATERMARK FUND
                            2015 HIGH WATERMARK FUND
                            2020 HIGH WATERMARK FUND

                SUPPLEMENT TO THE PROSPECTUS DATED JUNE 25, 2004

Effective immediately, under the heading "CALCULATION OF SALES CHARGES" on page 8 of the Prospectus, the table with respect to Class A shares is replaced with the following:

------------------------------------------------------------------------------------------------------
YOUR INVESTMENT                % OF OFFERING               % OF NET AMOUNT             % OF OFFERING
                               PRICE                       INVESTED                    PRICE
------------------------------------------------------------------------------------------------------
Less than $50,000                       5.75%                        6.10%                      5.00%
------------------------------------------------------------------------------------------------------
$50,000 but less than                   4.75%                        4.99%                      4.00%
$100,000
------------------------------------------------------------------------------------------------------
$100,000 but less than                  3.75%                        3.90%                      3.00%
$250,000
------------------------------------------------------------------------------------------------------
$250,000 but less than                  3.00%                        3.09%                      2.50%
$500,000
------------------------------------------------------------------------------------------------------
$500,000 but less than                  2.00%                        2.04%                      1.75%
$1,000,000
------------------------------------------------------------------------------------------------------
$1,000,000 or more*                      None                         None                      1.00%
------------------------------------------------------------------------------------------------------

* Purchases of $1,000,000 or more are subject to a concession to dealers of up to 1.00%.

Dated:  August 4, 2004